Reverse Recapitalization	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Reverse Recapitalization
3. Reverse Recapitalization
On June 8, 2022, Merger Sub, a wholly-owned subsidiary of Dynamics, merged with Legacy Senti, with Legacy Senti surviving as a wholly-owned subsidiary of Dynamics. At the effective time of the Merger:

•	each outstanding share of Legacy Senti common stock was converted into approximately 0.1957 shares of the Company’s common stock;

•
each outstanding share of preferred stock of Legacy Senti was cancelled and converted into the aggregate number of shares of the Company’s common stock that would be issued upon conversion of the shares of Legacy Senti preferred stock based on the applicable conversion ratio immediately prior to the effective time, multiplied by approximately 0.1957;

•
each outstanding option to purchase Legacy Senti’s common stock was converted into an option to purchase a number of shares of the Company’s common stock equal to the number of shares of Legacy Senti common stock subject to such option multiplied by approximately 0.1957, rounded down to the nearest whole share, at an exercise price per share equal to the current exercise price per share for such option divided by approximately 0.1957, rounded up to the nearest whole cent; and

•	all shares of Dynamics Class A common stock were redesignated as common stock, par value $0.0001 per share, of the Company.
Former holders of the Legacy Senti common stock and preferred stock are eligible to receive up to an aggregate of 2.0 million additional shares of the Company’s common stock in the aggregate in two equal tranches of 1.0 million shares if the volume-weighted average closing sale price of the common stock is greater than or equal to $15.00 and $20.00, respectively, for any 20 trading days within any 30 consecutive trading day period. The first and second tranche term is two and three years, respectively, from the closing of the Merger. If there is a change of control within the three-year period following the closing of the Merger that results in a per share price equal to or in excess of the $15.00 and $20.00 share price milestones not previously met, then the Company shall issue the earnout shares to the holders of Legacy Senti common stock and preferred stock. Refer to Note 8,
Stockholders’ Equity (Deficit)
, for further details of the contingent earnout liability.
In association with the Merger, Dynamics entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors purchased an aggregate of 5,060,000 shares of the Company’s common stock (the “PIPE Shares”) in a private placement at a price of $10.00 per share for an aggregate purchase price of $50.6 million (the “PIPE Financing”). The PIPE Financing was consummated in connection with the Merger.
Concurrently with the closing of the Merger, the unsecured convertible promissory note (the “May 2022 Note”) in the principal amount of $5.2 million that was previously issued by Legacy Senti to Bayer Healthcare LLC (“Bayer”) on May 19, 2022 was automatically cancelled and exchanged for 517,500 shares of Class A Common Stock (the “Note Exchange”) at a price of $10.00 per share. The shares of Class A Common Stock issued in the Note Exchange are entitled to the same registration rights granted to the PIPE Investors with respect to the PIPE Shares. Refer to Note 7,
Convertible Note
, for further details of the convertible note.
The number of shares of the Company’s common stock outstanding immediately following the consummation of the Merger was:

	Shares
Owned by Dynamics’ stockholders	14,915,963
Issued to PIPE Investors	5,060,000
Issued to Bayer in connection with convertible note cancellation and exchange	517,500
Issued to Legacy Senti stockholders	23,163,614	(1)
Early exercised shares subject to repurchase	(288,807)

Total shares of common stock immediately after Merger	43,368,270

(1)	Includes 19,517,988 shares of common stock issued upon conversion of Legacy Senti’s redeemable convertible preferred stock.
The Merger is accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Dynamics is treated as the acquired company for financial reporting purposes and Legacy Senti is treated as the acquiror. This determination is primarily based on the fact that subsequent to the Merger, the Legacy Senti stockholders hold a majority of the voting rights of the combined company, Legacy Senti comprises all of the ongoing operations of the combined company, Legacy Senti comprises a majority of the carryover governing body of the combined company, and Legacy Senti’s senior management comprises all of the senior management of the combined company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of Legacy Senti issuing shares for the net assets of Dynamics, accompanied by a recapitalization. The net assets of Dynamics were stated at historical costs. No goodwill or other intangible assets were recorded. Operations prior to the Merger are those of Legacy Senti.
In connection with the Merger, the Company received $140.7 million in proceeds from the Merger and related PIPE Financing, including the Bayer convertible note cancellation and exchange. The Company incurred
$23.3 million of transaction costs, consisting of banking, legal, and other professional fees, which was recorded as a reduction of proceeds to additional paid-in
capital. In addition, there were $0.3 million of unpaid transaction costs included in accounts payable and accrued expenses as of June 30, 2022.